Derivatives - Offsetting (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial assets	SEK 7,803	SEK 12,005
Net amounts of financial assets presented in the statement of financial position	7,803	12,005
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the statement of financial position related to:
Financial instruments	(5,713)	(8,675)
Cash collateral received	(1,784)	(3,104)
Net amount	306	226
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	16,480	22,072
Net amounts of financial liabilities presented in the statement of financial position	16,480	22,072
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the statement of financial position related to:
Financial instruments	(5,713)	(8,675)
Cash collateral paid	(9,031)	(8,854)
Net amount	SEK 1,736	SEK 4,543